Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.        Basis of Presentation and General Information:
The accompanying consolidated financial statements as of and for the years ended December 31, 2012, 2013 and 2014, include the accounts of Star Bulk Carriers Corp. (Star Bulk) and its wholly owned subsidiaries as set forth below (collectively, the "Company").
Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains executive offices in Athens, Greece. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol SBLK.
 On October 15, 2012, the Company effected a 15-for-1 reverse stock split on its issued and outstanding common stock (Note 10). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
The July 2014 Transactions
On July 11, 2014, the Company, as part of its growth strategy, completed a transaction that resulted in the acquisition of Oceanbulk Shipping LLC (“Oceanbulk Shipping”) and Oceanbulk Carriers LLC (“Oceanbulk Carriers”, and, together with Oceanbulk Shipping, “Oceanbulk”) from Oaktree Dry Bulk Holdings LLC (including affiliated funds, “Oaktree”) and Millennia Holdings LLC (“Millennia Holdings”, and together with Oaktree, the “Oceanbulk Sellers” or “Sellers”) through the merger of the Company's wholly-owned subsidiaries, Star Synergy LLC and Star Omas LLC, into Oceanbulk's holding companies (the “Merger”). At the time of the Merger, Oceanbulk owned and operated a fleet of 12 dry bulk carrier vessels and owned contracts for the construction of 25 newbuilding fuel-efficient Eco-type dry bulk vessels (two of which, Peloreus and Leviathan were delivered on July 22, 2014 and September 19, 2014, respectively) at shipyards in Japan and China. Millennia Holdings is an entity that is affiliated with the family of Mr. Petros Pappas, who became the Company's Chief Executive Officer in connection with the Merger.
The agreement governing the Merger, the “Merger Agreement”, also provided for the acquisition (the “Heron Transaction”) by the Company of two Kamsarmax vessels (the “Heron Vessels”), from Heron Ventures Ltd.  (“Heron”), a limited liability company incorporated in Malta. Oceanbulk Shipping at the time had an outstanding loan receivable of $23,680 from Heron that was convertible into 50% of the equity interests of Heron (the “Heron Convertible Loan”). The Heron Convertible Loan was converted into 50% of the equity of Heron on November 5, 2014. The Company issued 2,115,706 of its common shares into escrow as part of the consideration for the acquisition of the Heron Vessels. The common shares were released from escrow to the Sellers on January 30, 2015 (Note 20), following the transfer of the Heron Vessels to the Company on December 5, 2014 (Note 5). In addition to the issued shares, upon the delivery of the Heron vessels the Company paid $25,000 in cash, which was financed by the Heron Vessels Facility (described in Note 9p), which the Company had entered in November 2014.
In addition, concurrently with the Merger, the Company completed a transaction (the “Pappas Transaction”), in which it acquired all of the issued and outstanding shares of Dioriga Shipping Co. and Positive Shipping Company (collectively, the “Pappas Companies”), which were entities owned and controlled by affiliates of the family of Mr. Pappas. At the time of the Merger, the Pappas Companies owned and operated a dry bulk carrier vessel (Tsu Ebisu) and had a contract for the construction of a newbuilding dry bulk carrier vessel, HN 5016 (Indomitable), which was delivered on January 8, 2015 (Note 20). The Merger, the Heron Transaction and the Pappas Transaction are referred to, together, as the “July 2014 Transactions”.
A total of 54,104,200 of the Company's common shares were issued to the various selling parties in the July 2014 Transactions, consisting of 48,395,766 common shares consideration for the Merger with Oceanbulk, 3,592,728 common shares consideration for the acquisition of Pappas Companies and 2,115,706 common shares partial consideration for the acquisition of the Heron Vessels.
The Merger and the Pappas Transaction have been reflected in the Company's consolidated financial statements for the year ended December 31, 2014, as purchases of businesses pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) 805, “Business Combinations”, and the results of operations of Oceanbulk and the Pappas Companies have been included in the accompanying consolidated statement of operations for the year ended December 31, 2014 since July 11, 2014, the date the Merger and the Pappas Transaction were completed. The following table summarizes the estimated fair values of the significant assets acquired and liabilities assumed by the Company on the date of the acquisition with respect to the Merger and the Pappas Transaction:

July 11, 2014
Assets
Cash and cash equivalents	$89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	$854,927

Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	$226,337

Net assets acquired	$628,590

Consideration paid in common shares for Oceanbulk and Pappas Companies (51,988,494 shares issued)	616,272
Gain from Bargain Purchase	$12,318

The purchase price allocation was prepared by the Company, assisted by a third party expert, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations. Major adjustments to record the acquired assets and assumed liabilities at fair value include:
(a) a $158,523 fair value adjustment recognized for vessels under construction, as supported by vessel valuations of independent shipbrokers on a fully delivered and charter free basis, through Level 2 of the fair value hierarchy based on observable inputs, prevailing in the sale and purchase market of similar vessels on June 23, 2014, which, according to the third party appraiser and management estimates and based on the then current market trends were not  materially different from the values on July 11, 2014;
(b) a $79,465 fair value adjustment recognized for vessels in operation, as supported by vessel valuations of independent shipbrokers on a charter free basis, through Level 2 of the fair value hierarchy based on observable inputs, prevailing in the sale and purchase market of similar vessels on June 23, 2014, which, according to the third party appraiser and management estimates and based on the then current market trends were not  materially different from the values on July 11, 2014;
(c) a write-off of the Heron Convertible Loan of $23,680, as further discussed below, on the basis that no economic benefit is expected to be provided to the Company from Heron's liquidation process (other than the distribution of the Heron Vessels in exchange for separate consideration of 2,115,706 common shares and $25,000 in cash) with any distributable cash from the liquidation of Heron to be transferred to the former owners of Oceanbulk Shipping as further discussed in Note 17.2;
(d) a write-off of $3,003 deferred finance costs with respect to financing arrangements that, according to the third party appraiser and management estimates, are not expected to provide any ongoing benefit to the business;
(e) a $1,967 intangible asset recognized with respect to a fair value adjustment for two favorable charters under which Oceanbulk is the lessor, through Level 2 of the fair value hierarchy based on observable inputs, by comparing the discounted cash flows under the existing charters with those that could be obtained in the then current market by vessels of similar size and age for the remaining charter period.  The respective intangible asset will be amortized on a straight-line basis over the remaining period of the time charters which are scheduled to end during the first and second quarter of 2016 (please refer to Note 7).
The fair value of the share consideration issued in the July 2014 Transactions was based on the average closing market price of $11.854 per share of the Company's common shares, as determined over a period of two trading days before and two trading days after, and inclusive, of July 11, 2014.
The resulting gain from bargain purchase from the acquisition of Oceanbulk and the Pappas Companies of $12,318 is separately presented in the accompanying consolidated statement of operations for the year ended December 31, 2014. The gain from bargain purchase is primarily attributable to the estimates of the fair value of the assets acquired and liabilities assumed and the subsequent stability or slightly declining market value of dry bulk carrier vessels since the signing of the agreements relating to the July 2014 Transactions, combined with the simultaneous decline in stock prices for most U.S. listed shipping companies, including Star Bulk, which have decreased by a greater amount than their net assets values.
The following unaudited financial information reflects the results of operations of Oceanbulk and Pappas Companies since the acquisition date included in the Company's consolidated statement of operations for the year ended December 31, 2014:

		Pappas
	Oceanbulk	Companies
Voyage revenues	$39,585	$2,249
Operating income/(loss)	$(645)	$111
Net loss	$(4,822)	$(213)

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2013 and 2014, as if the Merger and the Pappas Transaction had been consummated on January 1, 2013 and after giving effect to purchase accounting adjustments, including the nonrecurring pro forma reversal of: (i) the gain from bargain purchase of $12,318 in 2014; (ii) all acquisition-related transaction costs of $12,757 in 2014; and (iii) the interest expense of $1,412 in 2013 and $1,816 in 2014, with respect to the convertible loan owed by Oceanbulk to its members, which was converted into equity because of the Merger, as if the conversion had taken place on January 1, 2013.  These unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been, had the Merger and the Pappas Transaction actually taken place on January 1, 2013.  In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations:

	2013	2014
Pro forma revenues	$82,090	$177,654
Pro forma operating income / (loss)	$(1,172)	$(10,296)
Pro forma net loss	$(10,604)	$(24,075)
Pro forma loss per share, basic and diluted	$(0.15)	$(0.27)

The Heron Transaction has been reflected in the Company's consolidated financial statements for the year ended December 31, 2014, as a purchase of assets with the acquisition cost of the two Heron Vessels delivered on December 5, 2014, consisting of the value of the 2,115,706 common shares issued on July 11, 2014, of $25,080, and $25,000 in cash, financed by the Heron Vessels Facility  (Note 17.2) being recorded within “Vessels and other fixed assets, net” in the accompanying consolidated balance sheets (Note 5). As discussed above, as part of the purchase price allocation as of July 11, 2014, the Company assigned zero value to the Heron Convertible Loan, as no economic benefit is expected to be provided to the Company from Heron's liquidation process (other than the distribution of the Heron Vessels, in exchange of the 2,115,706 common shares and $25,000 in cash payment, discussed above), since any distributable cash from the liquidation of Heron will be transferred to the former owners of Oceanbulk Shipping and not to the Company as further discussed in Note 17.2 below.
On September 5, 2014, Oceanbulk Shipping, which became, following the Merger a wholly owned subsidiary of Star Bulk, entered into a term sheet with ABY Group Holdings Limited (“ABY Group”) and Heron. The term sheet provided for the conversion of the Heron Convertible Loan. Among other things, the term sheet contained customary governance provisions and provisions relating to the liquidation of Heron following the conversion of the Heron Convertible Loan.  Under the term sheet, Oceanbulk Shipping would receive as a distribution the vessels ABYO Gwyneth (renamed Star Gwyneth) and ABYO Angelina (renamed Star Angelina) (two Kamsarmax vessels of 82,790 dwt and 82,981 dwt, respectively), and ABY Group would receive, as a distribution, the ABYO Audrey (a Capesize vessel of 175,125 dwt) and the ABYO Oprah (a Kamsarmax vessel of 82,551 dwt). On November 5, 2014, the conversion of the Heron Convertible Loan into 50% of the equity interests of Heron was completed. However, such conversion did not affect the Company's financial statements since, as further discussed above and in Note 17.2, pursuant to the provisions of the Merger Agreement, the former owners of Oceanbulk will effectively remain the ultimate beneficial owners of Heron until Heron is dissolved and any distributable cash from the liquidation of Heron will be transferred to the former owners of Oceanbulk Shipping and not to the Company.
The Company incurred transaction costs and a stock based compensation expense relating to the July 2014 Transactions of $9,364 and $1,808, respectively, which are included in “General and administrative expenses” in the accompanying consolidated statement of operations for the year ended December 31, 2014.
The Excel Transactions
On August 19, 2014, the Company entered into definitive agreements with Excel Maritime Carriers Ltd. (“Excel”) pursuant to which (the “Excel Transactions”) the Company will acquire 34 operating dry bulk vessels, consisting of six Capesize vessels, 14 sistership Kamsarmax vessels, 12 Panamax vessels and two Handymax vessels (the “Excel Vessels”) for an aggregate consideration of 29,917,312 of its common shares (the “Excel Vessel Share Consideration”) and $288,391 in cash (Note 3).
The Excel Vessels are being transferred to the Company in a series of closings, on a vessel-by-vessel basis, in general upon reaching port after their current voyages and cargoes are discharged. As of December 31, 2014, 28 of the 34 Excel Vessels had been transferred to the Company, for aggregate consideration of 25,659,425 common shares and $248,751 of cash. With the exception of the Ore Hansa (tbr Star Jennifer), which the Company expects to receive in mid-April 2015, the Company completed the remaining Excel Vessels deliveries within the first quarter of 2015 (Note 20).
In the case of three Excel Vessels (Christine (tbr Star Martha), Sandra (tbr Star Pauline) and Lowlands Beilun (tbr Star Despoina)), which were transferred subject to existing charters, the Company acquired the outstanding equity interests of the vessel-owning subsidiaries that own those Excel Vessels (although all other assets and liabilities of such vessel-owning subsidiaries remained with Excel). The delivery of each Excel Vessel has been reflected in the Company's financial statements for the year ended December 31, 2014 as a purchase of assets.
At the transfer of each Excel Vessel, the Company paid the cash and share consideration for such Excel Vessel to Excel. The Company used cash on hand, together with borrowings under (i) a $231,000 secured bridge loan facility (the “Excel Vessel Bridge Facility”) provided to the Company by Excel's majority equityholders, which are entities affiliated with Oaktree and entities affiliated with Angelo, Gordon & Co. (“Angelo, Gordon”), and (ii) other bank borrowings, to fund part of the cash consideration for the acquisition of the Excel Vessels (Notes 3 and 9). Excel used the cash consideration to cause an amount of outstanding indebtedness under its senior secured credit agreement to be repaid, such that all liens and obligations with respect to each transferred Excel Vessel were released upon its transfer to the Company.
Below is the list of the Company's wholly owned subsidiaries as of December 31, 2014:

	Subsidiaries owning vessels in operation at December 31, 2014

				Date	Year
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Built
1	Cape Ocean Maritime LLC	Leviathan (1)	182,511	September 19, 2014	2014
2	Cape Horizon Shipping LLC	Peloreus (1)	182,496	July 22, 2014	2014
3	OOCAPE1 Holdings LLC	Obelix (1)	181,433	July 11, 2014	2011
4	Sandra Shipco LLC	Sandra (tbr Star Pauline) (2)	180,274	December 29, 2014	2008
5	Christine Shipco LLC	Christine (tbr Star Martha) (2)	180,274	October 31, 2014	2010
6	Pacific Cape Shipping LLC	Pantagruel (1)	180,181	July 11, 2014	2004
7	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
8	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
9	Star Trident V LLC	Star Angie (2)	177,931	October 29, 2014	2007
10	Sky Cape Shipping LLC	Big Fish (1)	177,643	July 11, 2014	2004
11	Global Cape Shipping LLC	Kymopolia (1)	176,990	July 11, 2014	2006
12	Sea Cape Shipping LLC	Big Bang (1)	174,109	July 11, 2014	2007
13	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
14	Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
15	Lowlands Beilun Shipco LLC	Lowlands Beilun (tbr Star Despoina) (2)	170,162	December 29, 2014	1999
16	Star Big LLC	Star Big	168,404	July 25, 2011	1996
17	Star Trident VII LLC	Star Eleonora (2)	164,218	December 3, 2014	2001
18	Nautical Shipping LLC	Amami (1)	98,681	July 11, 2014	2011
19	Majestic Shipping LLC	Madredeus (1)	98,681	July 11, 2014	2011
20	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
21	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
22	Star Alta II LLC	Star Angelina (3)	82,981	December 5, 2014	2006
23	Star Alta I LLC	Star Gwyneth (3)	82,790	December 5, 2014	2006
24	Star Trident I LLC	Star Kamila (2)	82,769	September 3, 2014	2005
25	Grain Shipping LLC	Pendulum (1)	82,619	July 11, 2014	2006
26	Star Trident XIX LLC	Star Maria (2)	82,598	November 5, 2014	2007
27	Star Trident XII LLC	Star Markella (2)	82,594	September 29, 2014	2007
28	Star Trident IX LLC	Star Danai (2)	82,574	October 21, 2014	2006
29	Star Trident XI LLC	Star Georgia (2)	82,298	October 14, 2014	2006
30	Star Trident VIII LLC	Star Sophia (2)	82,269	October 31, 2014	2007
31	Star Trident XVI LLC	Star Mariella (2)	82,266	September 19, 2014	2006
32	Star Trident XIV LLC	Star Moira (2)	82,257	November 19, 2014	2006
33	Star Trident X LLC	Star Renee (2)	82,221	December 18, 2014	2006
34	Star Trident II LLC	Star Nasia (2)	82,220	August 29, 2014	2006
35	Star Trident XIII LLC	Star Laura (2)	82,209	December 8, 2014	2006
36	Star Trident XVII LLC	Star Helena (2)	82,187	December 29, 2014	2006
37	Mineral Shipping LLC	Mercurial Virgo (1)	81,545	July 11, 2014	2013
38	KMSRX Holdings LLC	Magnum Opus (1)	81,022	July 11, 2014	2014
39	Dioriga Shipping Co.	Tsu Ebisu (1)	81,001	July 11, 2014	2014
40	Star Trident III LLC	Star Iris (2)	76,466	September 8, 2014	2004
41	Star Trident IV LLC	Star Aline (2)	76,429	September 4, 2014	2004
42	Star Trident XX LLC	Star Emily (2)	76,417	September 16, 2014	2004
43	Star Trident XXI LLC	Star Christianna (2)	74,577	October 6, 2014	1998
44	Star Trident XXII LLC	Star Natalie (2)	73,798	August 29, 2014	1998
45	Star Trident XXV LLC	Star Vanessa (2)	72,493	November 7, 2014	1999
46	Star Trident XXVII LLC	Star Monika (2)	71,504	October 10, 2014	1993
47	Star Trident XXVIII LLC	Star Julia (2)	70,083	December 22, 2014	1994
48	Star Trident XXIX LLC	Star Tatianna (2)	69,634	August 28, 2014	1993
49	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
50	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
51	Premier Voyage LLC	Maiden Voyage (1)	58,722	July 11, 2014	2012
52	Glory Supra Shipping LLC	Strange Attractor (1)	55,742	July 11, 2014	2006
53	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
54	Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
55	Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003
56	Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
57	Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
58	Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
59	Star Cosmo LLC	Star Cosmo	52,246	July 1, 2008	2005
60	Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
61	Star Trident XXX LLC	Star Michele (2)	45,588	October 14, 2014	1998
62	Star Trident XXXI LLC	Star Kim (2) (4)	38,858	December 5, 2014	1994

(1) Vessels acquired pursuant to the Merger and the Pappas Transaction
(2) Vessels acquired pursuant to the Excel Transactions
(3) Vessels acquired from Heron
(4) This vessel was sold on December 17, 2014 and was delivered to her new owners on January 21, 2015.

	Subsidiaries owning newbuildings at December 31, 2014
					Expected Delivery
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Date

1	Positive Shipping Company	HN 5016 (tbn Indomitable) (Note 20)	Capesize	182,160	January 2015
2	Aurelia Shipping LLC	HN NE 164 (tbn Honey Badger) (Note 20)	Ultramax	61,000	February 2015
3	Rainbow Maritime LLC	HN NE 165 (tbn Wolverine) (Note 20)	Ultramax	61,000	February 2015
4	Spring Shipping LLC	HN 1061 (tbn Roberta) (5) (Note 20)	Ultramax	64,000	March 2015
5	Orion Maritime LLC	HN 1063 (tbn Idee Fixe) (5) (Note 20)	Ultramax	64,000	March 2015
6	Pearl Shiptrade LLC	HN NE 166 (tbn Gargantua) (Note 20)	Newcastlemax	209,000	April 2015
7	Success Maritime LLC	HN 1062 (tbn Laura) (5)	Ultramax	64,000	April 2015
8	L.A. Cape Shipping LLC	HN 5017 (tbn Deep Blue)	Capesize	182,000	April 2015
9	Olympia Shiptrade LLC	HN 1312 (tbn Bruno Marks)	Capesize	180,000	May 2015
10	Ultra Shipping LLC	HN 1064 (tbn Kaley) (5)	Ultramax	64,000	May 2015
11	Star Asia I LLC	HN 5040 (tbn Star Aquarius)	Ultramax	60,000	May 2015
12	Sea Diamond Shipping LLC	HN NE 167 (tbn Goliath)	Newcastlemax	209,000	June 2015
13	Coral Cape Shipping LLC	HN NE 184 (tbn Maharaj)	Newcastlemax	209,000	July 2015
14	Victory Shipping LLC	HN 1313 (tbn Jenmark)	Capesize	180,000	July 2015
15	Blooming Navigation LLC	HN 1080 (tbn Kennadi)	Ultramax	64,000	July 2015
16	Star Asia II LLC	HN 5043 (tbn Star Pisces)	Ultramax	60,000	July 2015
17	Star Seeker LLC	HN 1372 (tbn Star Libra) (5)	Newcastlemax	208,000	August 2015
18	Jasmine Shipping LLC	HN 1081 (tbn Mackenzie)	Ultramax	64,000	August 2015
19	Cape Confidence Shipping LLC	HN 5055 (tbn Behemoth)	Capesize	182,000	September 2015
20	Star Cape I LLC	HN 1338 (tbn Star Aries)	Capesize	180,000	September 2015
21	Star Axe I LLC	HN NE 196 (tbn Star Antares)	Ultramax	61,000	September 2015
22	Oday Marine LLC	HN 1082 (tbn Night Owl)	Ultramax	64,000	October 2015
23	Clearwater Shipping LLC	HN 1359 (tbn Star Marisa) (5)	Newcastlemax	208,000	November 2015
24	Cape Runner Shipping LLC	HN 5056 (tbn Megalodon)	Capesize	182,000	November 2015
25	Searay Maritime LLC	HN 1083 (tbn Early Bird)	Ultramax	64,000	November 2015
26	Star Axe II LLC	HN NE 197 (tbn Star Lutas)	Ultramax	61,000	November 2015
27	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	January 2016
28	Star Cape II LLC	HN 1339 (tbn Star Taurus)	Capesize	180,000	January 2016
29	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (5)	Newcastlemax	208,000	February 2016
30	Star Breezer LLC	HN 1371 (tbn Star Virgo) (5)	Newcastlemax	208,000	February 2016
31	Star Ennea LLC	HN NE 198 (tbn Star Poseidon)	Newcastlemax	209,000	March 2016
32	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	March 2016
33	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (5)	Newcastlemax	208,000	May 2016
34	Gravity Shipping LLC	HN 1362 (tbn Star Manticore) (5)	Newcastlemax	208,000	June 2016
35	White Sand Shipping LLC	HN 1363 (tbn Star Chaucer) (5)	Newcastlemax	208,000	September 2016

(5) Subject to a bareboat capital lease (Note 6)

Non-vessel owning subsidiaries at December 31, 2014

Wholly Owned Subsidiaries
Star Bulk Management Inc.
Starbulk S.A.
Star Bulk Manning LLC
Star Omas LLC (6)
Star Synergy LLC (6)
Oceanbulk Shipping LLC
Oceanbulk Carriers LLC
International Holdings LLC
Unity Holding LLC
Star Bulk (USA) LLC
Star Trident XXIII LLC (7)
Star Trident XXVI LLC (7)
Star Trident VI LLC (7)
Star Trident XVIII LLC (7)
Star Trident XV LLC (7)
Star Trident XXIV LLC (7)
Lamda LLC (8)
Star Alpha LLC (8)
Star Beta LLC (8)
Star Ypsilon LLC (8)

(6) Entities established to merge with the holding companies of Oceanbulk (please refer to Note 1)
(7) Entities established to acquire Excel Vessels which as of December 31, 2014, had not been delivered to the Company
(8) Owning companies of vessels which have been sold and currently have no operations

Below is the list of the vessels which were under commercial and technical management by Star Bulk's wholly owned subsidiary, Starbulk S.A., during the year ended December 31, 2014.  For each vessel, Starbulk S.A. received a fixed management fee of $0.75 per day.

			Effective Date
			of Management
Vessel Owning Company	Vessel Name	DWT	Agreement	Year Built

Global Cape Shipping LLC (9)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (9)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (9)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (9)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (9)	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC (9)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (9)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (9)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (9)	Mercurial Virgo	81,545	February 17, 2014	2011
Adore Shipping Corp.	Renascentia(10)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (11)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (9)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (9)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(9) These companies were subsidiaries of Oceanbulk and related parties to the Company (please refer to Note 3), which became wholly owned subsidiaries following the completion of the Merger on July 11, 2014, when the respective management agreements were terminated.

(10) On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated. The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement.

(11) On July 3, 2014, the Company received a notice of termination of the management agreement for this vessel. The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company received management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.

Charterers who individually accounted for more than 10% of the Company's voyage revenues during the years ended December 31, 2012, 2013 and 2014 are as follows:

Charterer	2012	2013	2014
A	14%	13%	12%
B	15%	3%	3%
C	28%	34%	12%
D	10%	6%	1%

The outstanding accounts receivable balance as at December 31, 2014 of these charterers was $248.